SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Summary of the Company's Current and Deferred Tax Provision
A summary of the Company’s current and deferred tax provision is as follows:

	For the three months ended March 31,
	2024	2023
Income tax expense:
Federal	$90,473	$29,321
State	—	—

Total provision for income taxes	$90,473	$29,321

A summary of the Company’s current and deferred tax provision is as follows:

Year ended December 31, 2023
Income tax expense:
Federal	$540,811
State	—

Total income tax expense	$540,811

Summary of Reconciliation of the U.S. Federal Statutory Income Tax Rate
A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	For the three months ended March 31,
	2024	2023
Income tax expense:
Provision/(benefit) at statutory rate	21.0%	21.0%
State tax provision/(benefit) net of federal benefit	0.0%	0.0%
Change in fair value of Warrants	0.0%	0.0%
Change in valuation	0.0%	0.0%
Other	0.0%	0.0%
Total income tax expense	21.0%	21.0%

A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

Year ended December 31, 2023
Income tax expense:
Provision/(Benefit) at Statutory Rate	21.0%
State Tax Provision/(Benefit) net of federal benefit	0.0%
Change in FV of Warrants	0.0%
Change in valuation	0.0%
Other	0.0%

Total income tax expense	21.0%